UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F-NT Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];          Amendment Number:_____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Merrill Lynch International
Address:       Merrill Lynch Financial Centre
               2 King Edward Street
               London EC1A 1HQ

13F File Number: 028-07178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		J. David Montague
Title:	First Vice President
            OGC MLEMEA/CICG
Phone:	011 44 207 995 0608




/s/ J. David Montague
London, England
November 18, 2002


Report Type (Check only one.):

[ ]      13F HOLDINGS REPORT.

[X]      13F NOTICE.

[ ]      13F COMBINATION REPORT.